General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about general and administrative expense [Table Text Block]
	Year ended December 31,
	2017	2016
	$	$
Wages, benefits and consulting	7,797	7,228
Office, rent and administration	546	445
Professional and legal	1,557	1,500
Share-based payments	1,418	536
Travel, marketing, investor relations and regulatory	1,204	1,225
Corporate reorganization	13	1,585
Other	55	19
Total	12,590	12,538